Stockholders' Deficit (Details Textual) (USD $)	0 Months Ended			1 Months Ended	0 Months Ended	12 Months Ended								12 Months Ended				12 Months Ended								12 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended			12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended
	Dec. 13, 2013	Nov. 05, 2013	Dec. 07, 2012	Aug. 28, 2013	May 15, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 13, 2012	Jun. 01, 2011	Aug. 31, 2013 Purchase agreement with ICG [Member]	Apr. 30, 2013 Purchase agreement with ICG [Member]	Aug. 31, 2013 Purchase agreement with ICG [Member] Term Loan Maturing in January 2014 [Member]	Apr. 30, 2013 Purchase agreement with ICG [Member] Term Loan Maturing in January 2014 [Member]	Dec. 31, 2013 Mid Market Agent [Member]	Dec. 31, 2012 Pending Litigation [Member]	Dec. 31, 2011 Pending Litigation [Member]	Dec. 31, 2013 Pending Litigation [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2012 Equity Issued in Business Combination [Member]	Dec. 31, 2013 Additional Paid-In Capital [Member]	Dec. 31, 2012 Additional Paid-In Capital [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 17, 2012 Common Stock [Member]	Dec. 31, 2013 Employees [Member]	Dec. 31, 2013 Vice President [Member]	Dec. 31, 2013 Officer And Director [Member]	Dec. 31, 2013 Employees And Directors [Member]	Dec. 31, 2013 Third Party Transaction [Member]	Dec. 31, 2013 Consultant [Member]	Dec. 31, 2012 Consultant [Member]	Dec. 31, 2013 Third Party Lender [Member]	Apr. 30, 2013 Aw Solutions [Member]	Dec. 31, 2013 Aw Solutions [Member]	Jun. 01, 2011 Series A Preferred Stock	Dec. 31, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Feb. 07, 2013 Series A Preferred Stock	Jun. 01, 2011 Series A Preferred Stock Board of Directors [Member]	Jun. 25, 2013 Series B Preferred Stock	Jun. 28, 2011 Series B Preferred Stock Individual	Dec. 31, 2012 Series B Preferred Stock Individual	Dec. 31, 2013 Series B Preferred Stock	Jun. 30, 2011 Series B Preferred Stock	Dec. 31, 2013 Series B Preferred Stock Conversion Of Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock	Dec. 23, 2011 Series C Preferred Stock	Dec. 31, 2013 Series C Preferred Stock	May 12, 2013 Series D Preferred Stock [Member]	Jan. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member] Conversion Of Preferred Stock [Member]	Jan. 30, 2013 Series D Preferred Stock [Member] Subsequent Event [Member]	Aug. 06, 2013 Series E Preferred Stock	Sep. 17, 2012 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2012 Series E Preferred Stock	Sep. 17, 2012 Series F Preferred Stock	Dec. 24, 2013 Series F Preferred Stock	Dec. 31, 2013 Series F Preferred Stock	Dec. 31, 2012 Series F Preferred Stock	Sep. 17, 2012 Series G Preferred Stock [Member]	Oct. 25, 2012 Series H Preferred Stock	Dec. 31, 2013 Series H Preferred Stock	Dec. 31, 2012 Series H Preferred Stock	Nov. 30, 2012 Series I Preferred Stock [Member]	Nov. 21, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Nov. 21, 2013 Series I Preferred Stock [Member] ERFS [Member]
Stockholders' Deficit (Textual)
Conversion of Series F Preferred Shares and settlement of contingent consideration, shares																							466,702
Shares issued in exchange for consulting services																								33,000							23,879	33,000
Fair value of shares issued in exchange for consulting services							$ 338,900														$ 338,897			$ 3								$ 338,900
Implied fair value of company's common stock																															$ 8.85	$ 10.28													$ 1,000
Preferred stock, shares authorized									50,000,000						20,000,000		20,000,000																			20,000,000				2,000,000		60,000						1,500					1,000					3,500			4,800				2,000	2,000			4,500
Preferred stock, par value						$ 0.0001									$ 0.0001		$ 0.0001																			$ 0.0001												$ 1,000					$ 1,000					$ 1,000			$ 1,000				$ 1,000	$ 1,000			$ 1,000
Preferred Stock, fair market value																																								$ 1
Preferred Stock, description																																								The carrying amount of the Series A Preferred Stock was based on the par value of the Series A Preferred stock of $0.001 per share, or $200, the difference of $1,999,800 between the fair value of the Series A Preferred Stock at date of issuance and the carrying value of $200, was recorded as additional paid in capital.
Redemption price per share																																																$ 1,000										$ 1,000			$ 1,000					$ 1,000			$ 1,000
Preferred Stock, voting rights																																				voting rights at a ratio of .08 votes for every one share of Series A Preferred Stock.
Description for conversion of preferred stock																																										The Series B Preferred Stock has no dividend rights and each share of Series B Preferred Stock is convertible into such number of shares of common stock of the Company as is equal to 0.00134% of the Company's total common stock outstanding on a fully-diluted basis.																			Stock are convertible at the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statement or (ii) the average of the last reported sale price for each of the three trading days prior to the date of conversion.				The shares of Series G Preferred Stock are convertible at the rate equal to the earnout or working capital loan payment that is under default divided by $1,000 and by the lesser of (i) the last quoted price of the common stock on third day following the effective date of the associated registration statements or (ii) the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.	Series H Preferred Stock have a one-year option to convert their shares of Series H Preferred Stock to common stock, beginning 90 days after the date of issuance.			Series I Preferred Stock to common stock on the earlier of the 30th day after the associated registration statement is declared effective by the Securities and Exchange Commission or 120 days after the date of their issuance. The shares of Series I Preferred Stock are convertible into common stock at the rate equal to the average of the last reported sale price of the common stock for each of the three trading days prior to the date of conversion.
Common stock issued upon convertible preferred stock																											8,000	16,000													37,500			1,262,440		2,452,742	13,560,038			42	566	39,487	884,364	194,560	3,352	39,487	3,350		534,819	5,119,460		1,150		1,383,333			1,425	2,345,548			1,135,647
Issuance of shares for extinguishment of debt and cancellation of warrants							352,763														352,758	352,763		5
Reverse stock split			1-for-125		1-for-4
Conversion ratio of common stock																																				0.08	0.08
Preferred stock, Redeemable price per share																																				$ 0.0001						$ 1,000
Preferred Stock was convertible into common stock																																					2,000,000	40,000			2,452,752									3,552	39,487						534,819					377,049					483,015
Diluted common stock outstanding						8,558,631	489,018																																40,000
Percentage of fully diluted capitalization of company																																										0.00134%																9.80%
Subscriptions received in purchase of preferred stock																																										15,000	16,021		15,000
Number of individuals																																										3	4
Aggregate consideration for issuance of shares																																											1,585,000
Converted principal amount of debt and accrued interest																																											616,760
Issuance from conversion of debt and interest, Shares																																											6,479
Cumulative annual dividends rate																																																10.00%					10.00%					12.00%			12.00%				12.00%
Conversion rate of preferred stock																																															0.025%	0.025%
Description of market capitalization of common stock																																																					The Series D Preferred Stock is non-voting, non-redeemable and is convertible at any time the market capitalization of the Company's common stock exceeds $15 million or the shares of common stock are trading at a per share price in excess of $43.75 per share for a 10-day trading period.													The shares of Series H Preferred Stock are convertible into a number of shares of common stock amounting to 4.49% of the fully-diluted capitalization of the Company.				The shares of Series I Preferred Stock are redeemable at $1,000 per share, at the option of the holder, beginning on the 31st day after the associated registration statement is declared effective by the Securities and Exchange Commission and until the Company has redeemed up to $750,000 of Series I Preferred Stock.
Preferred stock issued on debt conversion							616,760																																														605,872
Cumulative dividends rate per month																																																																		10.00%
Cumulative dividends rate maximum																																																																		150.00%
Interest rate payable at delay of payment of redemption amount																																																																		2.00%
Amount recieved as commision from an investor						1,823,838																																																												1,823,838
Share issued in exchange for conversion of preferred stock, Value																																														2,216,760			1,500,000			565,660			40,212				3,350,000								1,425,000
Share issued in exchange for conversion of preferred stock																																					40,000									37,500			1,500			566			42				3,350								1,425
Cancellation due to divestment, Shares																																																																								4,500
Common stock to employees as bonuses																2,000,000
Issuance of shares to officers							10,000																			5,000		5,000	149,700
Issuance of shares of common stock to directors and officers price per share							$ 3.00																			$ 11.52		$ 11.52	$ 10.51
Issuance of shares to directors and officers							30,000																			57,601		57,601	1,572,988
Issuances of shares from conversion of notes payable						382,491														382,487			4							7,206			36,584	2,107,804
Issuances of shares from conversion of notes payable, Shares																							36,567							27,500			210,000
Conversion price per share																		$ 3.44							$ 10.50																																				$ 3.05
Loss on contigent consideration																																																															2,162,000
Interest expense						5,574,228	1,699,746																							144,130			281,113
Common stock issued for loan modification
Issuance of shares pursuant to convertible notes payable, value																		153,216
Issuance of shares pursuant to convertible notes payable, Shares																		44,318					43,790	44,318											152,562
Issuance of shares pursuant to acquisition, Shares																			10,000				356,297												203,735
Issuance of shares pursuant to business combinations, price per share																			$ 7.75																$ 12.80
Common stock issued for acquisition																			77,500
Issuance of shares pursuant to acquisition						5,408,878														5,408,842			36												2,607,804
Issuance of shares pursuant to pending acquisition, price per share																																			$ 12.80
Issuances of shares in settlement of note payable																							382,487
Liquidation of stock for cash considerations																																																															3,000
Issuance of shares pursuant to loans, Shares														20,375
Issuance of shares pursuant to loans price per share														$ 12.20
Issuance of shares pursuant to loans														248,575
Issuance from sale of shares							54,999														54,997			2
Issuance from sale of shares, Shares																								27,271
Issuance of shares pursuant to penalty							242,702														242,700			2
Issuance of shares pursuant to penalty, Shares																								16,596
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares																						52,190		52,190
Issuance of shares to satisfy obligations pursuant to warrants, price per share																						$ 6.76
Aggregate principal amount of note								125,000		287,500	1,725,000	575,000	862,500
Aggregate purchase price										250,000	1,500,000	500,000	750,000
Issuance of shares pursuant to public offering, shares		1,250,000																					1,437,500
Stock price per share		$ 4.00																																	$ 18.36
Proceeds from issuance initial public offering		4,550,010				5,237,491
Number of warrants issued to purchase common stock		625,000
Exercise price of warrants		0.01
Issuance of shares pursuant to penalty to waive convenant shares						20,375
Issuance of shares pursuant to penalty to waive convenant value						248,575
Issuance of shares pursuant to penalty to waive convenant price per share						$ 12.20
Issuance of shares pursuant to preferred dividends shares						112,256
Issuance of shares pursuant to preferred dividends value						958,822
Issuance of shares upon exercise of options, shares																							5,000
Number of warrants sold		62,500
Number of warrants exercised				138,396		448,296
Securities purchase agreement convertible debentures interest rate	12.00%
Securities purchase agreement convertible debentures converted in to common stock	152,562					36,567
Stock compensation expense																															211,421
Conversion of Series F Preferred Shares and settlement of contingent consideration						2,235,327														2,235,280			47
Loss on extinguishment of debt																																			(992,000)
Loss on settlement of contingent related to conversion of common stock into series F preferred stock																																																															2,200,000
Total fair value																																			$ 2,801,038